Unaudited Interim Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUE:
Revenue (Note 3)	$ 42,879	$ 60,984
EXPENSES:
Voyage expenses	1,584	2,515
Vessel operating expenses	9,924	10,332
Depreciation and amortization of deferred charges (Note 6)	6,600	7,465
General and administrative expenses (Notes 4, 8 and 9)	3,703	3,415
(Reversal) / Provision for credit losses and write offs (Note 3)	(7)	(55)
Foreign currency losses	10	37
Operating income	21,065	37,275
OTHER INCOME / (EXPENSES)
Interest and finance costs (Notes 4, 5, 7 and 9)	(1,108)	(5,364)
Interest income	1,649	1,206
Changes in fair value of warrants' liability (Note 9)	10	966
Total other income / (expenses), net	551	(3,192)
Net income	21,616	34,083
Income allocated to participating securities (Note 10)	0	(1)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature (Notes 9 and 10)	0	(9,809)
Deemed dividend to the July and August 2022 warrants' holders due to triggering of a down-round feature (Notes 9 and 10)	0	(789)
Dividends on preferred stock (Note 10)	(917)	(951)
Net income attributable to common stockholders	$ 20,699	$ 22,533
Earnings per common share, basic (Note 10) (in dollars per share)	$ 1.68	$ 2.43
Earnings per common share, diluted (Note 10) (in dollars per share)	$ 0.55	$ 1
Weighted average number of common shares, basic (Note 10) (in shares)	12,297,945	9,284,254
Weighted average number of common shares, diluted (Note 10) (in shares)	39,215,897	32,366,729